FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Fair Value Of Financial Instruments And Impairment Tables
Schedule of Fair Value Financial Instruments

The estimated recurring fair values of the Companies' financial instruments at April 30, 2013 and October 31, 2012 are as follows:

	4/30/13		10/31/12
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$518,976	$518,976	$702,902	$702,902
Accounts and mortgages receivable	120,319	120,319	143,382	143,382

LIABILITIES:
Accounts payable	217,919	217,919	140,956	140,956
Accrued liabilities	223,586	223,586	311,097	311,097
Debt	$16,775,403	$16,898,378	$16,880,416	$16,988,594

Schedule of Fair Value Measurements Resulting in Impairment Losses

The table below summarizes the level of fair value hierarchy in which the fair value measurements resulting in impairment losses during the six month period ending April 30, 2013 are categorized:

		Non-Recurring Fair Value Measurements at the End of the Reporting Period Using ($ in thousands)
	4/30/2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Land and land development costs (a)	$1,111			$1,111	$3,500
Land held for investment (b)	300		300		200
Total nonrecurring fair value measurements	$1,411	$0	$300	$1,111	$3,700

(a) In accordance with Subtopic 360-10, land and land development costs with a carrying value of $4.6 million were written down to their fair value of approximately $1.1 million, resulting in impairment expense of $3.5 million, which was included in the loss for the period.

(b) In accordance with Subtopic 360-10, land held for investment with a carrying value of approximately $500,000 was written down to its fair value of approximately $300,000, resulting in impairment expense of $200,000, which was included in the loss for the period.

Schedule of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs

The table below summarizes, for the periods indicated, the ranges of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs:

Fiscal Year Ending October 31,	Sales price per square ft.	Sales pace per year (in Units)	Discount rate
2015	$147 - $152	9	10%
2016	$153 - $164	25	10%
2017	$165 - $171	34	10%
2018	$172 - $178	32	10%
2019	$179 - $185	17	10%
2020	$186 - $192	3	10%

Estimated Fair Value of Assets and Liabilities

   The estimated fair values of the Companies' financial instruments at October 31, 2012 and 2011 are as follows:

	10/31/12		10/31/11
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$702,902	$702,902	$589,039	$589,039
Accounts and mortgages receivable	143,382	143,382	160,290	160,290

LIABILITIES:
Accounts payable	140,956	140,956	437,783	437,783
Accrued liabilities	311,097	311,097	415,935	415,935
Amounts due to related parties	0	0	24,792	0
Debt (Discontinued operations and other)	$16,880,416	$16,988,594	$28,123,504	$27,794,385